Long-Term Debt - Additional Information (Detail)	1 Months Ended			6 Months Ended		12 Months Ended				6 Months Ended															1 Months Ended									1 Months Ended		6 Months Ended									1 Months Ended										1 Months Ended																		1 Months Ended																		1 Months Ended						1 Months Ended					1 Months Ended		1 Months Ended		1 Months Ended	6 Months Ended			1 Months Ended	6 Months Ended	1 Months Ended
	Jun. 21, 2013	Feb. 28, 2013 USD ($)	Jan. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 24, 2013 USD ($)	Jun. 30, 2013 Federal funds rate	Jun. 30, 2013 Eurocurrency Maximum	Jun. 30, 2013 Eurocurrency Minimum	Jun. 30, 2013 Base rate Maximum	Jun. 30, 2013 Base rate Minimum	Apr. 30, 2013 Breakaway One Loan USD ($)	Apr. 30, 2013 Breakaway One Loan EUR (€)	Dec. 31, 2012 Breakaway One Loan USD ($)		Dec. 31, 2012 Breakaway One Loan EUR (€)		Dec. 31, 2011 Breakaway One Loan USD ($)		Dec. 31, 2011 Breakaway One Loan EUR (€)		Jan. 31, 2013 Norwegian Jewel Term Loan USD ($)	Apr. 30, 2013 Norwegian Jewel Term Loan USD ($)	Apr. 30, 2013 Norwegian Jewel Term Loan EUR (€)	Dec. 31, 2012 Norwegian Jewel Term Loan USD ($)	Apr. 30, 2013 Norwegian Jade Term Loan EUR (€)	Dec. 31, 2012 Norwegian Jade Term Loan USD ($)	Dec. 31, 2012 Norwegian Jade Term Loan EUR (€)	Dec. 31, 2011 Norwegian Jade Term Loan USD ($)	Dec. 31, 2011 Norwegian Jade Term Loan EUR (€)	Apr. 30, 2013 Norwegian Jade Term Loan LIBOR	Jan. 31, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility USD ($)	Jun. 30, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Dec. 31, 2012 Norwegian Pearl and Norwegian Gem Revolving Credit Facility USD ($)		Dec. 31, 2012 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)		Dec. 31, 2011 Norwegian Pearl and Norwegian Gem Revolving Credit Facility USD ($)		Dec. 31, 2011 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)		Jan. 31, 2013 Pride of Hawaii Loan USD ($)	Jun. 30, 2013 Pride of Hawaii Loan EUR (€)	Dec. 31, 2012 Pride of Hawaii Loan USD ($)		Dec. 31, 2012 Pride of Hawaii Loan EUR (€)		Dec. 31, 2011 Pride of Hawaii Loan USD ($)		Dec. 31, 2011 Pride of Hawaii Loan EUR (€)		Jan. 31, 2013 Pride of America Hermes Loan USD ($)	Jun. 30, 2013 Pride of America Hermes Loan EUR (€)	Dec. 31, 2012 Pride of America Hermes Loan USD ($)		Dec. 31, 2012 Pride of America Hermes Loan EUR (€)		Dec. 31, 2011 Pride of America Hermes Loan USD ($)		Dec. 31, 2011 Pride of America Hermes Loan EUR (€)		Dec. 31, 2012 Pride of America Hermes Loan Maximum		Dec. 31, 2011 Pride of America Hermes Loan Maximum		Dec. 31, 2012 Pride of America Hermes Loan Minimum		Dec. 31, 2011 Pride of America Hermes Loan Minimum		Jan. 31, 2013 Pride of America Commercial Loan USD ($)	Jun. 30, 2013 Pride of America Commercial Loan EUR (€)	Dec. 31, 2012 Pride of America Commercial Loan USD ($)		Dec. 31, 2012 Pride of America Commercial Loan EUR (€)		Dec. 31, 2011 Pride of America Commercial Loan USD ($)		Dec. 31, 2011 Pride of America Commercial Loan EUR (€)		Dec. 31, 2012 Pride of America Commercial Loan Maximum		Dec. 31, 2011 Pride of America Commercial Loan Maximum		Dec. 31, 2012 Pride of America Commercial Loan Minimum		Dec. 31, 2011 Pride of America Commercial Loan Minimum		Jan. 31, 2013 Norwegian Sky USD ($)	Jan. 31, 2013 11.75% Senior Secured Notes USD ($)	Dec. 31, 2012 11.75% Senior Secured Notes USD ($)		Dec. 31, 2011 11.75% Senior Secured Notes USD ($)		Jan. 31, 2013 9.50% Senior Unsecured Notes USD ($)	Dec. 31, 2012 9.50% Senior Unsecured Notes USD ($)		Dec. 31, 2011 9.50% Senior Unsecured Notes USD ($)		Jun. 21, 2013 Secured Loan EUR (€)	Jun. 30, 2013 Secured Loan USD ($)	May 24, 2013 Term Loan Facility USD ($)	Jun. 30, 2013 Term Loan Facility	May 24, 2013 Revolving Loan Facility USD ($)	Jun. 30, 2013 Senior Secured Revolving Credit Facility USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility USD ($)	Dec. 31, 2011 Senior Secured Revolving Credit Facility USD ($)	Jun. 28, 2013 Unsecured Revolving Credit Facility USD ($)	Jun. 30, 2013 Unsecured Revolving Credit Facility USD ($)	Feb. 28, 2013 First Semi-annual Period	Feb. 28, 2013 Second Semi-annual Period	Jun. 30, 2013 Term Loan Facility Payable on or prior to May 24, 2015 Term Loan Facility	Jun. 30, 2013 Term Loan Facility Payable after May 24, 2015 Term Loan Facility
Debt Instrument [Line Items]
Amortization included in interest expense, net of capitalized interest						$ 28,200,000	$ 26,100,000	$ 26,800,000
Write-off of deferred financing fees						2,400,000	6,400,000	6,400,000
Accrued interest liability						20,900,000	22,300,000
Applicable margin rate	0.95%									0.50%	2.25%	1.50%	1.25%	0.50%																				1.60%
Prepayments of long term debt			55,600,000	2,081,520,000	591,152,000	859,422,000	439,959,000	955,780,000																	8,000,000										21,300,000	624,000,000									14,700,000										10,100,000																		1,500,000																													40,000,000					750,000,000			227,500,000	227,500,000
Senior notes, borrowed amount				208,000,000																																																																																																			16,800,000
Senior secured financing									1,300,000,000																																																																																															675,000,000		625,000,000
Senior notes, maturity date		Feb. 15, 2018																																																																																																						May 24, 2018		May 24, 2018
Debt instrument, description				The initial applicable margin for borrowings is 2.25% with respect to Eurocurrency borrowings and 1.25% with respect to base rate borrowings.
Commitment fee rate				40.00%
Quarterly installments first payment date																																																																																																									2013-09
Principal payment, percentage of outstanding amount																																																																																																																		1.25%	2.50%
Debt instrument, interest rate		5.00%															1.91%	[1]	1.91%	[1]	2.18%	[1]	2.18%	[1]						1.92%	1.92%	2.11%	2.11%				3.40%	[1]	3.40%	[1]	3.35%	[1]	3.35%	[1]			2.18%	[1]	2.18%	[1]	2.20%	[1]	2.20%	[1]											6.47%	[1]	6.47%	[1]	3.06%	[1]	3.28%	[1]											7.35%	[1]	7.35%	[1]	3.06%	[1]	3.28%	[1]		11.75%	11.75%	[2]	11.75%	[2]	9.50%	9.50%	[3]	9.50%	[3]							4.25%	4.31%	9.50%	9.50%
Amount borrowed															528,000,000		150,996,000	[1]			118,651,000	[1]				57,700,000				22,134,000		10,212,000					549,022,000	[1]			623,678,000	[1]					232,583,000	[1]			284,449,000	[1]					133,468,000	[1]			172,463,000	[1]													20,288,000	[1]			26,215,000	[1]													446,571,000	[2]	445,914,000	[2]		355,419,000	[3]	250,000,000	[3]							91,000,000	128,000,000
Long term debt, principal amount																529,800,000			529,800,000	[1]			529,800,000	[1]	334,100,000		126,100,000	334,100,000	126,100,000		126,000,000		126,000,000			624,000,000			624,000,000	[1]			624,000,000	[1]		308,100,000			308,100,000	[1]			308,100,000	[1]		258,000,000			258,000,000	[1]			258,000,000	[1]										40,000,000			40,000,000	[1]			40,000,000	[1]											450,000,000	[2]	450,000,000	[2]		350,000,000	[3]	350,000,000	[3]							750,000,000	750,000,000
Debt instrument, maturity date															2025-04	2025-04													2016-04
Senior notes, principal amount		300,000,000
Semi annual payments of interest on notes payable																																																																																																																Payable semiannually on February 15	Payable semiannually on August 15
First interest payment debt on notes payable		Aug. 15, 2013
Discount rate on notes payable		99.451%
Net proceeds from the IPO and Notes Offering			770,000,000
Payments to Genting HK																																																																																											79,700,000
Redemption of senior secured notes																																																																																												450,000,000					122,500,000
Debt instrument, maturity year																	2025	[1]	2025	[1]										2017	2017						2019	[1]	2019	[1]							2018	[1]	2018	[1]							2017	[1]	2017	[1]															2017	[1]	2017	[1]														2016	2016	[2]				2018	[3]									2015
Expenses related to debt prepayments			$ 90,500,000	$ 38,999,000	$ 3,093,000	$ 49,376,000	$ 1,730,000	$ 93,941,000

[1]	Currently U.S. dollar-denominated.
[2]	Net of unamortized original issue discount of $3.4 million and $4.1 million as of December 31, 2012 and 2011, respectively.
[3]	Net of unamortized premium of $5.4 million as of December 31, 2012.